The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Global Frontier Fund
UBS Multi-Asset Income Fund
Prospectus Supplement

January 10, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund and UBS Multi-Asset Income Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 29, 2012 regarding certain regulatory requirements affecting the Funds.

The information relating to the Funds under the headings “More information about the funds—UBS Dynamic Alpha Fund”, “More information about the funds—UBS Global Allocation Fund”, “More information about the funds—UBS Global Frontier Fund” and “More information about the funds—UBS Multi-Asset Income Fund” and the sub-headings “Other information—Commodity pool operator exemption” in the Prospectus is deleted in its entirety and replaced by the following:

The Trust, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a CPO under the CEA.  The Commodity Futures Trading Commission has adopted recent amendments to rules under the CEA that significantly affect the exclusion available to funds.  The Fund may consider steps, such as substantial investment strategy changes, in order for the Trust, with respect to the Fund, to continue to qualify for the CPO exclusion.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Equity Long-Short Multi-Strategy Fund
UBS International Equity Fund
UBS U.S. Equity Opportunity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
Prospectus Supplement

January 10, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Equity Long-Short Multi-Strategy Fund, UBS International Equity Fund, UBS U.S. Equity Opportunity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 29, 2012 regarding certain regulatory requirements affecting the Funds.

The information relating to the Funds under the headings “More information about the funds—UBS Equity Long-Short Multi-Strategy Fund”, “More information about the funds—UBS International Equity Fund”, “More information about the funds—UBS U.S. Equity Opportunity Fund”, “More information about the funds—UBS U.S. Large Cap Equity Fund” and “More information about the funds—UBS U.S. Small Cap Growth Fund” and the sub-headings “Other information—Commodity pool operator exemption” in the Prospectus is deleted in its entirety and replaced by the following:

The Trust, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a CPO under the CEA.  The Commodity Futures Trading Commission has adopted recent amendments to rules under the CEA that significantly affect the exclusion available to funds.  The Fund may consider steps, such as substantial investment strategy changes, in order for the Trust, with respect to the Fund, to continue to qualify for the CPO exclusion.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS U.S. Equity Alpha Fund
Prospectus Supplement

January 10, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds (the “Trust”) dated October 29, 2012 regarding certain regulatory requirements affecting the Fund.

The information under the heading “More information about the fund” and the sub-heading “Other information—Commodity pool operator exemption” in the Prospectus is deleted in its entirety and replaced by the following:

The Trust, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a CPO under the CEA.  The Commodity Futures Trading Commission has adopted recent amendments to rules under the CEA that significantly affect the exclusion available to funds.  The Fund may consider steps, such as substantial investment strategy changes, in order for the Trust, with respect to the Fund, to continue to qualify for the CPO exclusion.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Core Plus Bond Fund
UBS Emerging Markets Debt Fund
UBS Fixed Income Opportunities Fund
UBS Global Bond Fund
Prospectus Supplement

January 10, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Core Plus Bond Fund, UBS Emerging Markets Debt Fund, UBS Fixed Income Opportunities Fund and UBS Global Bond Fund series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 29, 2012 regarding certain regulatory requirements affecting the Funds.

As of January 1, 2013, UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”) is subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to the UBS Fixed Income Opportunities Fund.

Therefore, the information relating to the UBS Fixed Income Opportunities Fund under the heading “More information about the funds—UBS Fixed Income Opportunities Fund” and the sub-heading “Other information—Commodity pool operator exemption” in the Prospectus is deleted in its entirety and replaced by the following:

The Commodity Futures Trading Commission (“CFTC”) has adopted recent amendments to rules under the Commodity Exchange Act (“CEA”) that significantly affect the exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA available to funds, and UBS Global AM (Americas) is subject to registration and regulation as a CPO under the CEA with respect to its services to the Fund.  The full extent of recordkeeping, reporting and disclosure requirements required by the CFTC with respect to the Fund remains uncertain.  When UBS Global AM (Americas) becomes subject to these requirements, as well as related National Futures Association requirements, the Fund may incur additional compliance and other expenses.

Also, the information relating to the UBS Core Plus Bond Fund, UBS Emerging Markets Debt Fund and UBS Global Bond Fund under the headings “More information about the funds—UBS Core Plus Bond Fund”, “More information about the funds—UBS Emerging Markets Debt Fund” and “More information about the funds—UBS Global Bond Fund” and the sub-headings “Other information—Commodity pool operator exemption” in the Prospectus is deleted in its entirety and replaced by the following:

The Trust, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a CPO under the CEA.  The Commodity Futures Trading Commission has adopted recent amendments to rules under the CEA that significantly affect the exclusion available to funds.  The Fund may consider steps, such as substantial investment strategy changes, in order for the Trust, with respect to the Fund, to continue to qualify for the CPO exclusion.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-605